Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	May 31, 2025	May 31, 2024
Commitments and Contingencies
Lease term, description	lease has a term of 5 years, expiring on June 30, 2030		The lease has a term of 5 years, expiring on June 30, 2030
Total lease expense	$ 100,581	$ 8,875	$ 167,086	$ 28,430